THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND
JUNE 30, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK **— 95.4%

	Shares	Value
CONSUMER DISCRETIONARY — 26.6%
Dorman Products *	114,491	$11,869,282
frontdoor *	141,650	7,057,003
Malibu Boats, Cl A *	124,162	9,104,800
Murphy USA	77,662	10,357,781
Polaris	115,169	15,773,546
Terminix Global Holdings *	207,951	9,921,342
Thor Industries	132,836	15,010,468

		79,094,222

CONSUMER STAPLES — 16.5%
Darling Ingredients *	298,101	20,121,817
MGP Ingredients	190,308	12,872,433
Sanderson Farms	85,667	16,102,826

		49,097,076

HEALTH CARE — 3.3%
Hill-Rom Holdings	86,924	9,873,697

INDUSTRIALS — 31.5%
AGCO	69,140	9,014,473
Brink’s	243,556	18,714,843
Clean Harbors *	98,998	9,220,674
Crane	157,908	14,585,962
Dycom Industries *	214,814	16,010,087
Enerpac Tool Group, Cl A	386,254	10,282,082
Timken	197,829	15,943,039

		93,771,160

INFORMATION TECHNOLOGY — 6.6%
Belden	213,987	10,821,323
CMC Materials	59,219	8,926,672

		19,747,995

MATERIALS — 10.9%
Ingevity *	146,857	11,948,285
Koppers Holdings *	252,962	8,183,321
Stepan	102,025	12,270,547

		32,402,153

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND
JUNE 30, 2021 (UNAUDITED)

COMMON STOCK — (continued)

Value

TOTAL COMMON STOCK (Cost $198,979,237)	$283,986,303

TOTAL INVESTMENTS— 95.4% (Cost $198,979,237)	$283,986,303

Percentages are based on Net Assets of $297,662,158.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl - Class

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

SAM-QH-001-0100

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK ** — 93.3%

	Shares	Value
CONSUMER DISCRETIONARY — 19.5%
Murphy USA	13,234	$1,765,019
Polaris	21,289	2,915,741
Terminix Global Holdings *	40,208	1,918,324
Thor Industries	28,300	3,197,900

		9,796,984

CONSUMER STAPLES — 6.8%
Darling Ingredients *	50,948	3,438,990

FINANCIALS — 3.2%
First Horizon	92,190	1,593,043

HEALTH CARE — 3.8%
Molina Healthcare *	7,637	1,932,619

INDUSTRIALS — 45.4%
AGCO	10,984	1,432,094
Armstrong World Industries	24,826	2,662,837
Brink’s	44,586	3,425,988
Clean Harbors *	16,190	1,507,937
Crane	26,683	2,464,709
Dycom Industries *	35,627	2,655,280
IDEX	5,893	1,296,755
Timken	33,666	2,713,143
Univar Solutions *	100,925	2,460,551
Watsco	7,879	2,258,436

		22,877,730

INFORMATION TECHNOLOGY — 11.8%
Broadridge Financial Solutions	14,954	2,415,520
CMC Materials	10,045	1,514,183
Western Union	87,016	1,998,758

		5,928,461

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

COMMON STOCK — (continued)

	Shares	Value
MATERIALS — 2.8%
Westrock	26,296	$1,399,473

TOTAL COMMON STOCK (Cost $29,291,543)		46,967,300

TOTAL INVESTMENTS— 93.3% (Cost $29,291,543)		$46,967,300

Percentages are based on Net Assets of $50,332,918.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

SAM-QH-001-0100

4